Selling and Marketing Expenses - Schedule of Selling and Marketing Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 3,334,120	$ 5,651,505	$ 4,875,650
Staff costs and employee benefits [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	1,037,747	1,060,564	964,698
Consultancy fee [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	1,083,143	2,597,503	1,888,128
Transportation and handling [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	696,583	1,178,114	1,468,035
Advertisement expenses [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	26,231	19,118	18,361
Depreciation and amortization [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	3,445	3,206	3,227
Other [Member]
Schedule of Selling and Marketing Expenses [Line Items]
Total	$ 486,971	$ 793,000	$ 533,201